Statements Of Operations (10Q) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2010
EXPENSES
General and administrative expenses		$ 41,329	$ 123,753	$ 74,638
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDER		$ (41,329)	$ (123,753)	$ (145,352)